DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of notional amounts

Notional amounts of cross currency interest rate swaps and forward currency exchange as of March 31, 2016 are summarized as follows:

Thousands of
Yen
Cross currency interest rate swaps	¥2,251,545
Forward currency exchange	136,488

Schedule of fair values of derivatives in the consolidated balance sheets

The fair values of derivatives in the consolidated balance sheets as of March 31, 2016 are summarized as follows:

		Thousands of Yen
	Balance sheet	Fair value
Derivative liabilities
Derivatives designated as hedging instruments
Forward currency exchange	Derivative liabilities	3,943
Cross currency interest rate swaps	Derivative liabilities	254,262

Schedule of gains and losses related to derivatives recorded in the consolidated statements of operations

Gains and losses related to derivatives recorded in the consolidated statements of operations for the year ended March 31, 2016 are summarized as follows:

Derivatives not designated as hedging instruments:

		Thousands of Yen
		Losses recognized
	Statement of	in Statements of Operations
	operations	on derivatives
Forward currency exchange	Loss on derivatives	(3,943)
Cross currency interest rate swap	Loss on derivatives	(254,262)